TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate (in percent)	7.60%	14.90%	14.90%
Decrease in taxes due to tax holiday	$ 458,163	$ 603,091	$ 710,083
Benefit of the tax holidays on net income per share	$ 0.013	$ 0.020	$ 0.024
Gansu QLS
Investments, Owned, Federal Income Tax Note [Line Items]
Favorable tax rate (as a percent)		15.00%	15.00%	15.00%
Chengdu QLS and subsidiaries
Investments, Owned, Federal Income Tax Note [Line Items]
Favorable tax rate (as a percent)		15.00%	15.00%	15.00%
Hong Kong | Scenario One
Investments, Owned, Federal Income Tax Note [Line Items]
Favorable tax rate (as a percent)			8.25%
Base profit for calculating tax rate			$ 2,000,000
Hong Kong | Scenario Two
Investments, Owned, Federal Income Tax Note [Line Items]
Favorable tax rate (as a percent)			16.50%
Base profit for calculating tax rate			$ 2,000,000
China
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate (in percent)	25.00%